Share-Based Payments (Details) - Schedule of equity incentive award activity - Amended and Restated 2009 Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payments (Details) - Schedule of equity incentive award activity [Line Items]
Nonvested, Beginning, Shares	2,263,988	896,817
Nonvested, Beginning, Weighted Average Fair Value	$ 12.35	$ 16.94
Granted, Shares	465,711	1,857,328
Granted, Weighted Average Fair Value	$ 18.93	$ 10.86
Vested, Shares	(1,730,734)	(480,388)
Vested, Weighted Average Fair Value	$ 10.88	$ 15.02
Forfeited, Shares	(171,743)	(9,769)
Forfeited, Weighted Average Fair Value	$ 11.47	$ 18.94
Nonvested, Ending, Shares	827,222	2,263,988
Nonvested, Ending, Weighted Average Fair Value	$ 19.29	$ 12.35